Cash and cash equivalents and short-term financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents and financial assets
Schedule of cash and cash equivalents by currency

The Company’s cash and cash equivalents are maintained in the following respective currencies as of December 31, 2022 and 2021:

	As of
	December 31,
In CHF thousands	2022	2021
Cash and cash equivalents	31,586	82,216
Total	31,586	82,216
By currency
CHF	24,418	64,941
EUR	1,313	2,253
USD	5,855	15,022
Total cash and cash equivalents	31,586	82,216

Schedule of short-term financial assets

The following table summarizes the Company’s short-term financial assets as of December 31, 2022 and 2021:

	As of
	December 31,
In CHF thousands	2022	2021
Short-term financial assets due in one year or less	91,000	116,000
Total short-term financial assets	91,000	116,000